10-Q FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring	The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of March 31, 2024	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$125,488,525	$125,488,525
Available-for-sale securities, at fair value	—	—	1,145,630	1,145,630
Equity securities, at fair value	3,513,964	—	—	3,513,964
Total assets held at fair value	$3,513,964	$—	$126,634,155	$130,148,119
Liabilities:
Debt maturing within one year	$—	$—	$15,648,628	$15,648,628
Long-term debt	—	—	$73,440,696	$73,440,696
Private placement warrants	—	—	5,696,000	5,696,000
Total liabilities held at fair value:	$—	$—	$94,785,324	$94,785,324

	Fair Value Hierarchy
As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$122,296,559	$122,296,559
Available-for-sale securities, at fair value	—	—	1,105,935	1,105,935
Equity securities, at fair value	2,348,998	—	—	2,348,998
Other assets	—	—	—	—
Total assets held at fair value	$2,348,998	$—	$123,402,494	$125,751,492
Liabilities:
Debt maturing within one year	$—	$—	$13,029,632	$13,029,632
Long-term debt	—	—	$55,318,924	$55,318,924
Private placement warrants	—	—	$6,642,960	$6,642,960
Total liabilities held at fair value:	$—	$—	$74,991,516	$74,991,516
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$122,296,559	$122,296,559
Available-for-sale securities, at fair value	—	—	1,105,935	1,105,935
Other investments	—	—	1,650,000	1,650,000
S&P 500 options	2,348,998	—	—	2,348,998
Other assets	998,945	—	—	998,945
Total assets held at fair value	$3,347,943	$—	$125,052,494	$128,400,437
Liabilities:
Debt maturing within one year	$—	$—	$13,029,632	$13,029,632
Long-term debt	—	—	55,318,924	55,318,924
Private placement warrants	—	—	6,642,960	6,642,960
Total liabilities held at fair value:	$—	$—	$74,991,516	$74,991,516

	Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829
Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181
Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653
Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

Fair Value Measurement Inputs and Valuation Techniques	If the discount rate increased or decreased by two percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of March 31, 2024, would be as follows:

As of March 31, 2024	Fair Value	Change in Fair Value
Rate Adjustment
+2%	$114,667,471	$(10,821,054)
No change	125,488,525
-2%	136,252,710	10,764,185
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%
If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of December 31, 2023, would be as follows:

As of December 31, 2023	Fair Value	Change in Fair Value
Rate Adjustment
+2%	$111,206,993	$(11,089,566)
No change	122,296,559
-2%	130,749,053	8,452,494
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%

Schedules of Concentration of Risk, by Risk Factor	The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of March 31, 2024:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
John Hancock Life Insurance Company (U.S.A.)	26.0%	16.0%	A+
Lincoln National Life Insurance Company	7.0%	10.0%	A
The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of December 31, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
John Hancock Life Insurance Company (U.S.A.)	28.0%	20.0%	A+

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of life insurance policies for the three months-ended March 31, 2024:

Fair value at December 31, 2023	$122,296,559
Policies purchased	40,440,083
Matured/sold policies	(42,538,671)
Realized gain on matured/sold policies	9,478,212
Premiums paid	(2,431,040)
Unrealized gain on held policies	5,290,554
Change in estimated fair value	12,337,726
Realized gain on matured/sold policies	(9,478,212)
Premiums paid	2,431,040
Fair value at March 31, 2024	$125,488,525
The following table provides a roll forward of the fair value of life insurance policies for the year ended December 31, 2023:

Fair value at December 31, 2022	$13,809,352
Policies purchased	186,124,688
Realized gain (loss) on matured/sold policies	19,606,894
Premiums paid	(4,281,610)
Unrealized gain(loss) on held policies	27,889,106
Change in estimated fair value	43,214,390
Matured/sold policies	(125,133,481)
Premiums paid	4,281,610
Fair value at December 31, 2023	$122,296,559

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a roll forward of the fair value of the outstanding debt for the three months ended March 31, 2024:

Fair value at December 31, 2023	$68,348,556
Unrealized loss on change in fair value (risk-free)	2,712,627
Unrealized loss on change in fair value (credit-adjusted) included in OCI	(16,007)
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	6,046
Change in estimated fair value of debt	2,702,666
Other	(22,155)
Fair value at March 31, 2024	$89,089,324
The following table provides a roll forward of the fair value of the issued notes for the year ended December 31, 2023:

Fair value at December 31, 2022	$28,249,653
Debt issued to third parties	71,720,713
Debt issued to related parties	35,471,648
Unrealized loss on change in fair value (risk-free)	2,356,058
Unrealized loss on change in fair value (credit-adjusted) included in OCI	1,265,103
Unrealized gain on change in fair value (credit-adjusted) included in equity of NCI	407,028
Change in estimated fair value of debt	4,028,189
Accrued non-cash interest on related party debt	2,182,221
Deferred issuance costs and discounts	(1,831,910)
Fair value at December 31, 2023	$139,820,514